Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	FRANCO NEVADA Corp
Entity Central Index Key	0001456346
Document Type	6-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY